Schedule of Investments (unaudited) November 30, 2019	iShares® Currency Hedged MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI Emerging Markets ETF(a)(b)	4,169,288	$177,361,511

Total Investment Companies — 99.9% (Cost: $179,355,953)		177,361,511

Short-Term Investments

Money Market Funds — 14.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(a)(c)(d)	23,799,290	23,808,810
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(a)(c)	1,429,000	1,429,000

		25,237,810

Total Short-Term Investments — 14.2% (Cost: $25,237,833)		25,237,810

Total Investments in Securities — 114.1% (Cost: $204,593,786)		202,599,321

Other Assets, Less Liabilities — (14.1)%		(25,048,439)

Net Assets — 100.0%		$177,550,882

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold		Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	71,473,253	—	(47,673,963	)(a)	23,799,290	$23,808,810	$23,075	(b)	$(6,915)	$7,125
BlackRock Cash Funds: Treasury, SL Agency Shares	4,729,000	—	(3,300,000	)(a)	1,429,000	1,429,000	1,713		—	—
iShares MSCI Emerging Markets ETF	4,491,885	239,174	(561,771)		4,169,288	177,361,511	—		1,172,369	9,459,200

						$202,599,321	$24,788		$1,165,454	$9,466,325

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	1,843,668,000	USD	2,270,164	MS	12/03/19	$23,669
CNY	453,000	USD	64,261	MS	12/03/19	171
EUR	2,853,000	USD	3,140,025	MS	12/03/19	3,410
HKD	319,707,000	USD	40,830,445	MS	12/03/19	9,978
INR	80,792,000	USD	1,121,223	MS	12/03/19	4,994
MXN	86,339,000	USD	4,410,497	MS	12/03/19	744
TRY	6,095,000	USD	1,053,980	MS	12/03/19	5,659
TWD	893,274,000	USD	29,249,312	MS	12/03/19	28,281
USD	29,230,467	BRL	120,622,000	MS	12/03/19	739,549
USD	2,497,152	CLP	1,843,668,000	MS	12/03/19	203,320
USD	4,937,238	CNY	34,708,320	MS	12/03/19	487

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,863,317	EUR	6,194,000	MS	12/03/19	$38,770
USD	40,842,771	HKD	319,707,000	MS	12/03/19	2,348
USD	34,304,337	INR	2,451,551,000	MS	12/03/19	130,425
USD	58,859,322	KRW	69,117,688,000	MS	12/03/19	342,040
USD	9,672,531	MXN	187,412,000	MS	12/03/19	97,260
USD	92,912	RUB	5,932,000	MS	12/03/19	667
USD	63,930,487	TWD	1,944,598,000	MS	12/03/19	195,117
ZAR	269,936,000	USD	18,349,612	MS	12/03/19	75,425
CLP	115,410,000	USD	143,304	MS	01/06/20	574
CNY	423,000	USD	60,111	MS	01/06/20	26
KRW	121,586,000	USD	103,032	MS	01/06/20	9
TWD	50,000	USD	1,641	MS	01/06/20	—
USD	13,242,504	BRL	56,106,000	MS	01/06/20	13,148
USD	2,084,441	CLP	1,669,846,000	MS	01/06/20	2,695
USD	4,513,046	CNY	31,727,320	MS	01/06/20	2,401
USD	16,403,906	INR	1,174,956,000	MS	01/06/20	75,698
USD	26,970,341	KRW	31,750,969,000	MS	01/06/20	62,214
USD	22,596	TRY	131,000	MS	01/06/20	18
USD	99,751	TWD	3,038,000	MS	01/06/20	19
RUB	486,000	USD	7,518	MS	01/09/20	1
USD	6,396,934	RUB	411,406,000	MS	01/09/20	31,607

						2,090,724

BRL	120,622,000	USD	28,555,889	MS	12/03/19	(64,971)
CLP	1,843,668,000	USD	2,305,149	MS	12/03/19	(11,317)
CNY	68,505,640	USD	9,749,447	MS	12/03/19	(5,522)
EUR	3,341,000	USD	3,684,502	MS	12/03/19	(3,389)
HKD	319,707,000	USD	40,842,771	MS	12/03/19	(2,348)
INR	2,378,838,000	USD	33,245,484	MS	12/03/19	(85,170)
KRW	69,117,688,000	USD	58,633,974	MS	12/03/19	(116,692)
MXN	101,073,000	USD	5,184,870	MS	12/03/19	(20,839)
RUB	447,015,000	USD	6,984,317	MS	12/03/19	(33,106)
TRY	75,000	USD	13,045	MS	12/03/19	(6)
TWD	1,051,324,000	USD	34,467,459	MS	12/03/19	(9,682)
USD	2,270,164	CLP	1,843,668,000	MS	12/03/19	(23,669)
USD	4,850,937	CNY	34,250,320	MS	12/03/19	(20,670)
USD	40,778,743	HKD	319,707,000	MS	12/03/19	(61,680)
USD	112,120	INR	8,079,000	MS	12/03/19	(499)
USD	6,854,410	RUB	441,083,000	MS	12/03/19	(4,557)
USD	1,066,234	TRY	6,170,000	MS	12/03/19	(6,444)
USD	18,187,212	ZAR	269,936,000	MS	12/03/19	(237,824)
BRL	2,038,000	USD	481,410	MS	01/06/20	(865)
EUR	157,000	USD	173,565	MS	01/06/20	(115)
HKD	631,000	USD	80,575	MS	01/06/20	(3)
KRW	717,202,000	USD	607,820	MS	01/06/20	(10)
MXN	4,423,000	USD	225,786	MS	01/06/20	(828)
USD	855	CLP	692,000	MS	01/06/20	(8)
USD	2,733,359	CNY	19,234,000	MS	01/06/20	(1,121)
USD	3,148,390	EUR	2,853,000	MS	01/06/20	(3,540)
USD	37,529,603	HKD	293,966,000	MS	01/06/20	(7,221)

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	158,083	INR	11,379,000	MS	01/06/20	$(49)
USD	4,407,902	MXN	86,710,000	MS	01/06/20	(2,264)
USD	897,258	TRY	5,239,000	MS	01/06/20	(5,720)
USD	29,287,672	TWD	893,274,000	MS	01/06/20	(36,752)
USD	8,383,789	ZAR	124,333,000	MS	01/06/20	(61,958)
ZAR	1,917,000	USD	130,334	MS	01/06/20	(115)
RUB	15,616,000	USD	241,759	MS	01/09/20	(146)

						(829,100)

	Net unrealized appreciation					$1,261,624

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$177,361,511	$—	$—	$177,361,511
Money Market Funds	25,237,810	—	—	25,237,810

	$202,599,321	$—	$—	$202,599,321

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,090,724	$—	$2,090,724
Liabilities
Forward Foreign Currency Exchange Contracts	—	(829,100)	—	(829,100)

	$—	$1,261,624	$—	$1,261,624

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

BRL	Brazilian Real

CLP	Chilean Peso

CNY	Chinese Yuan

EUR	Euro

HKD	Hong Kong Dollar

INR	Indian Rupee

KRW	South Korean Won

MXN	Mexican Peso

RUB	New Russian Ruble

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

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